Derivative instruments and risk management (Details) $ in Thousands, € in Millions	Dec. 31, 2017 USD ($) contract	Dec. 31, 2017 EUR (€) contract	Dec. 31, 2016 USD ($) contract	Dec. 31, 2016 EUR (€) contract
Derivatives, Fair Value [Line Items]
Number of contracts | contract
Notional amounts	$ 2,313,943		$ 2,793,667
Gross positive fair value	11,321		37,055
Gross negative fair value	(12,665)		(18,280)
Net fair value	$ (1,344)		$ 18,775
Risk Management Derivatives
Derivatives, Fair Value [Line Items]
Number of contracts | contract
Notional amounts			$ 754,526
Gross positive fair value			21,645
Gross negative fair value			(3,013)
Net fair value			$ 18,632
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	8	8	11	11
Notional amounts	$ 183,719		$ 676,856
Gross positive fair value	726		5,901
Gross negative fair value	(2,754)		(3,013)
Net fair value	$ (2,028)		$ 2,888
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	120	120	106	106
Notional amounts	$ 2,130,224		$ 2,039,141
Gross positive fair value	10,595		15,410
Gross negative fair value	(9,911)		(15,267)
Net fair value	$ 684		$ 143
Net investment hedges | Currency swaps | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract			1	1
Notional amounts			$ 77,670
Gross positive fair value			15,744
Gross negative fair value			0
Net fair value			$ 15,744
Net investment hedges | Foreign Exchange Contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Foreign deposits | €		€ 84.5		€ 34.5